InfraCap Small Cap Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Value
Aerospace & Defense - 3.4%
Woodward, Inc. (a)	2,580	$487,607

Banks - 17.8%
Bank of NT Butterfield & Son Ltd. (a)(b)	9,359	363,129
BankUnited, Inc. (a)	2,356	88,538
East West Bancorp, Inc. (a)(b)	4,370	412,659
ESSA Bancorp, Inc. (a)	4,720	99,120
First Horizon Corp.	124	2,671
HarborOne Bancorp, Inc. (a)	7,390	85,650
Kearny Financial Corp./MD (a)	11,920	83,321
Metrocity Bankshares, Inc. (a)	10,703	324,087
Pinnacle Financial Partners, Inc. (a)	2,801	320,042
Popular, Inc. (a)	1,656	166,312
Preferred Bank/Los Angeles CA (a)	4,613	409,404
Western Alliance Bancorp (a)	1,953	169,755
		2,524,688

Capital Markets - 6.1%
AllianceBernstein Holding LP (a)(b)	8,074	304,067
Houlihan Lokey, Inc. (a)	831	144,054
Jefferies Financial Group, Inc. (a)	3,281	217,202
Lazard, Inc. (a)	4,034	202,305
		867,628

Chemicals - 6.9%
AdvanSix, Inc. (a)	13,314	371,727
Avient Corp. (a)(b)	8,985	384,288
Element Solutions, Inc. (a)	8,818	230,238
		986,253

Construction & Engineering - 1.0%
IES Holdings, Inc. (c)	800	142,664

Consumer Finance - 3.7%
FirstCash Holdings, Inc.	1,500	168,420
SLM Corp. (a)(b)	11,715	353,676
		522,096

Consumer Staples Distribution & Retail - 3.4%
Casey's General Stores, Inc. (a)	1,177	487,525

Diversified REITs - 1.6%
Essential Properties Realty Trust, Inc. (a)	6,932	226,815

Electric Utilities - 2.2%
Portland General Electric Co. (a)	7,088	317,755

Financial Services - 2.8%
Jack Henry & Associates, Inc. (a)	823	142,865
Mr Cooper Group, Inc. (a)(c)	1,544	173,499
Waterstone Financial, Inc. (a)	6,332	89,091
		405,455

Health Care REITs - 1.2%
Community Healthcare Trust, Inc. (a)	9,225	$172,877

Hotel & Resort REITs - 1.2%
Park Hotels & Resorts, Inc. (a)	13,449	165,154

Hotels, Restaurants & Leisure - 3.4%
Bloomin' Brands, Inc. (a)	16,284	152,744
Red Rock Resorts, Inc. - Class A (a)	6,643	331,951
		484,695

Industrial REITs - 1.2%
STAG Industrial, Inc. (a)(b)	4,592	165,220

Insurance - 0.0%(d)
Assurant, Inc.	16	3,326

Media - 1.7%
New York Times Co. - Class A (a)	5,097	245,115

Mortgage REITs - 4.5%
AGNC Investment Corp. (a)	32,228	336,138
Rithm Capital Corp. (a)	25,276	307,103
		643,241

Multi-Utilities - 1.1%
Algonquin Power & Utilities Corp. (a)	32,767	156,626

Office REITs - 1.9%
Kilroy Realty Corp. (a)(b)	7,749	276,639

Oil, Gas & Consumable Fuels - 10.2%
Chord Energy Corp.	3,021	345,300
Delek Logistics Partners LP (a)	7,802	335,642
Murphy Oil Corp. (a)	11,990	317,615
Plains GP Holdings LP (a)(b)	20,603	445,025
		1,443,582

Real Estate Management & Development - 1.1%
Marcus & Millichap, Inc. (a)	4,034	155,228

Retail REITs - 3.6%
Brixmor Property Group, Inc. (a)(b)	10,332	288,883
NETSTREIT Corp. (a)(b)	14,606	218,506
		507,389

Semiconductors & Semiconductor Equipment - 2.8%
MKS Instruments, Inc. (a)	4,286	393,541

Specialized REITs - 1.1%
Safehold, Inc. (a)	8,342	155,662

Textiles, Apparel & Luxury Goods - 3.2%
Tapestry, Inc. (a)	5,296	452,384

Trading Companies & Distributors - 2.8%
Herc Holdings, Inc. (a)(b)	2,739	392,992
TOTAL COMMON STOCKS (Cost $12,488,730)		12,782,157

PREFERRED STOCKS - 29.1%	Shares	Value
Banks - 4.4%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity (a)(e)	7,101	$178,732
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity (a)(e)	19,410	451,283
		630,015

Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (a)	6,713	137,616

Consumer Finance - 2.5%
Atlanticus Holdings Corp., Series *, 9.25%, 01/31/2029 (a)	14,128	358,145

Diversified REITs - 1.8%
Global Net Lease, Inc., Series A, 7.25%, Perpetual Maturity (a)	11,726	259,262

Diversified Telecommunication Services - 0.4%
Qwest Corp., 6.75%, 06/15/2057 (a)	3,136	57,765

Health Care REITs - 2.5%
Diversified Healthcare Trust	–	$–
6.25%, 02/01/2046 (a)	18,031	299,675
5.63%, 08/01/2042 (a)	4,290	63,535
		363,210

Mortgage REITs - 12.3%
AG Mortgage Investment Trust, Inc., Series B, 8.00%, Perpetual Maturity (a)	18,137	406,713
AGNC Investment Corp., Series D, 8.90% (3 mo. Term SOFR + 4.59%), Perpetual Maturity (a)(b)	9,717	246,812
Chimera Investment Corp.	–	$–
Series A, 8.00%, Perpetual Maturity (a)	11,652	261,587
Series B, 10.38% (3 mo. Term SOFR + 6.05%), Perpetual Maturity (a)	10,799	272,243
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030 (a)	5,637	144,194
Redwood Trust, Inc., 9.13%, 03/01/2030 (a)	6,306	156,137
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual Maturity (a)(b)(e)	10,578	254,507
		1,742,193

Office REITs - 2.2%
Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity (a)	17,068	314,051

Trading Companies & Distributors - 1.1%
Triton International Ltd., 7.63%, Perpetual Maturity (a)	6,306	155,128

Trust, Fiduciary, and Custody Activities - 0.9%
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual Maturity (a)(b)(e)	5,258	125,140
TOTAL PREFERRED STOCKS (Cost $3,973,341)		4,142,525

EXCHANGE TRADED FUNDS - 3.2%	Shares	Value
iShares Russell 2000 ETF (f)	2,117	454,414
TOTAL EXCHANGE TRADED FUNDS (Cost $434,796)		454,414

CONVERTIBLE PREFERRED STOCKS - 2.6%	Shares	Value
Financial Services - 1.1%
Apollo Global Management, Inc., 6.75%, 07/31/2026 (a)	1,999	157,461

Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027 (a)	3,570	203,812
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $343,509)		361,273

SHORT-TERM INVESTMENTS - 1.3%		Value
Money Market Funds - 1.3%	Shares
First American Government Obligations Fund - Class X, 4.29% (g)	90,184	$90,184
First American Treasury Obligations Fund - Class X, 4.28% (g)	90,184	90,184
TOTAL SHORT-TERM INVESTMENTS (Cost $180,368)		180,368

TOTAL INVESTMENTS - 126.1% (Cost $17,420,744)		17,920,737
Liabilities in Excess of Other Assets - (26.1)%		(3,705,389)
TOTAL NET ASSETS - 100.0%		$14,215,348

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

CMT - Constant Maturity Treasury ETF – Exchange Traded Fund
LP - Limited Partnership
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of security has been pledged as collateral for a borrowing facility. The total value of assets committed as collateral as of February 28, 2025 is $11,905,324.
(b)	All or a portion of security has been pledged as collateral for open written options contracts. The total value of assets committed as collateral as of February 28, 2025 is $538,189.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of February 28, 2025.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

InfraCap Small Cap Income ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS(b)	Notional Amount	Contracts (a)	Value
Written Call Options
iShares Russell 2000 ETF		–	$–
Expiration: 02/28/2025; Exercise Price: $234.00	$(214,650)	(10)	$(10)
Expiration: 02/28/2025; Exercise Price: $245.00	(321,975)	(15)	(15)
Expiration: 02/28/2025; Exercise Price: $250.00	(321,975)	(15)	(15)
Expiration: 03/07/2025; Exercise Price: $237.00	(214,650)	(10)	(10)
Expiration: 03/07/2025; Exercise Price: $245.00	(107,325)	(5)	(5)
Expiration: 03/07/2025; Exercise Price: $250.00	(214,650)	(10)	(5)
Expiration: 03/07/2025; Exercise Price: $255.00	(321,975)	(15)	(8)
Expiration: 03/14/2025; Exercise Price: $240.00	(214,650)	(10)	(30)
Expiration: 03/14/2025; Exercise Price: $250.00	(321,975)	(15)	(22)
Expiration: 03/14/2025; Exercise Price: $255.00	(321,975)	(15)	(15)
Expiration: 03/21/2025; Exercise Price: $247.00	(214,650)	(10)	(30)
Expiration: 03/21/2025; Exercise Price: $256.00	(321,975)	(15)	(38)
Expiration: 03/21/2025; Exercise Price: $257.00	(321,975)	(15)	(30)
Expiration: 03/28/2025; Exercise Price: $241.00	(214,650)	(10)	(90)
Expiration: 03/28/2025; Exercise Price: $244.00	(214,650)	(10)	(70)
Expiration: 03/28/2025; Exercise Price: $245.00	(214,650)	(10)	(60)
Expiration: 03/28/2025; Exercise Price: $250.00	(214,650)	(10)	(40)
Expiration: 04/04/2025; Exercise Price: $235.00	(214,650)	(10)	(360)
Expiration: 04/04/2025; Exercise Price: $236.00	(214,650)	(10)	(340)
Expiration: 04/04/2025; Exercise Price: $250.00	(214,650)	(10)	(50)
Total Written Call Options			(1,243)
TOTAL WRITTEN OPTIONS (Premiums received $10,126)			$(1,243)

ETF – Exchange Traded Fund

(a)	100 shares per contract.
(b)	Non-income producing security.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,782,157	$–	$–	$12,782,157
Preferred Stocks	4,142,525	–	–	4,142,525
Exchange Traded Funds	454,414	–	–	454,414
Convertible Preferred Stocks	361,273	–	–	361,273
Money Market Funds	180,368	–	–	180,368
Total Investments	$17,920,737	$–	$–	$17,920,737

Liabilities:
Investments:
Written Options	$(1,015)	$(228)	$–	$(1,243)
Total Investments	$(1,015)	$(228)	$–	$(1,243)

For the period ended February 28, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.